Consolidation Statements of Changes In Equity - USD ($)	Ordinary shares	Additional paid-in Capital	Statutory reserves	Retained earnings	Accumulated other comprehensive (loss) income	Total equity attributable to controlling shareholders	Non-controlling interests	Total
Balance at Dec. 31, 2018	$ 1,680	$ 4,342,181	$ 633,247	$ 5,669,878	$ (317,487)	$ 10,329,499	$ 331,277	$ 10,660,776
Balance (in Shares) at Dec. 31, 2018	16,800,000
Capital contributions from shareholders							238,128	238,128
Net income (loss)				9,746,385		9,746,385	(365,617)	9,380,768
Statutory reserves			1,003,167	(1,003,167)
Foreign currency translation adjustment					(282,299)	(282,299)	(775)	(283,074)
Balance at Dec. 31, 2019	$ 1,680	4,342,181	1,636,414	14,413,096	(599,786)	19,793,585	203,013	19,996,598
Balance (in Shares) at Dec. 31, 2019	16,800,000
Capital contributions from shareholders		119,996				119,996		119,996
Net income (loss)				12,087,527		12,087,527	(130,240)	11,957,287
Statutory reserves			837,383	(837,383)
Foreign currency translation adjustment					2,037,926	2,037,926	38,377	2,076,303
Balance at Dec. 31, 2020	$ 1,680	4,462,177	2,473,797	25,663,240	1,438,140	34,039,034	111,150	34,150,184
Balance (in Shares) at Dec. 31, 2020	16,800,000
Issued shares of ordinary shares, net of offering cost	$ 773	27,504,639				27,505,412		27,505,412
Issued shares of ordinary shares, net of offering cost (in Shares)	7,728,000
Capital contributions from non-controlling interests							3,332,622	3,332,622
Disposal of subsidiary			17	(17)			(2,642)	(2,642)
Net income (loss)				(8,403,260)		(8,403,260)	(311,072)	(8,714,332)
Statutory reserves			(13)	13
Foreign currency translation adjustment					710,766	710,766	(7,808)	702,958
Balance at Dec. 31, 2021	$ 2,453	$ 31,966,816	$ 2,473,801	$ 17,259,976	$ 2,148,906	$ 53,851,952	$ 3,122,250	$ 56,974,202
Balance (in Shares) at Dec. 31, 2021	24,528,000